9. Share-Based Compensation (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Options and warrants expensed
Risk-free interest rates	0.91%	1.07%	1.07%	0.78%
Expected life	1 year 6 months	3 years	3 years	3 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected volatility	95.00%	101.00%	101.00%	75.00%
Vycor Common Stock fair value	$ 0.71	$ 2.00	$ 2.00	$ 2.05